Income Taxes Textuals (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Income Tax Disclosure [Abstract]
Undistributed Earnings Of Foreign Subsidiaries On Which No Provision Has Been Made For Income Taxes	$ 103,905
Income Taxes (Textuals) [Abstract]
Income tax benefits from exercise of non-qualified stock options and appreciation rights	1,675	2,725	6,003
Incremental income tax benefits from vesting of stock awards and other stock compensation recorded in additional paid-in capital	890	970	401
Undistributed earnings of foreign subsidiaries on which no provision has been made for income taxes	11,000
Unremitted foreign earnings	2,804	2,804
Unrecognized income tax benefits that would affect the effective income tax rate	2,342	1,221	659
Interest and penalties related to unrecognized income tax benefits	3	(95)	(22)
Liability for penalties and interest	$ 433	$ 430